Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 450,002	$ 2,130,263
Less: allowance for credit losses
Accounts receivable, net	30,079,311	24,302,942
Third Parties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	39,768,793	34,334,313
Less: allowance for credit losses	(10,069,192)	(12,160,121)
Related Parties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	450,002	2,130,263
Less: allowance for credit losses	$ (70,292)	$ (1,513)